Research Funding (FY) (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended		41 Months Ended
	Sep. 30, 2020	May 31, 2019	Mar. 31, 2018	Dec. 31, 2017	May 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Feb. 28, 2017
Research and Development [Abstract]
Grants awarded									$ 12,200
Total funding amount awarded									$ 8,600
Funding of grant award					$ 5,700			$ 8,200
Milestone payment received on grant award				$ 1,900
Progress payment received on grant award			$ 300
Progress payment amortized to related research and development over estimated award period	$ 46	$ 200
Amortization of accrued grant funding to offset expense						$ 0	$ 1,600